Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Provision for credit losses
Exchange rate and other		$ 1		$ 1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 730	569	$ 572	481
Provision for credit losses
Originations	27	21	74	72
Maturities	(13)	(11)	(37)	(26)
Changes in risk, parameters and exposures	32	26	203	92
Write-offs	(3)	(6)	(12)	(17)
Recoveries	4	4	9	9
Exchange rate and other	(10)	(4)	(42)	(12)
Balance at end of period	767	599	767	599
Retail [member] | Residential mortgages [member] | Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	259	245	215	223
Provision for credit losses
Transfers to Stage 1	57	39	116	72
Transfers to Stage 2	(15)	(8)	(33)	(18)
Transfers to Stage 3	(2)	(2)	(4)	(4)
Originations	27	21	74	72
Maturities	(7)	(5)	(17)	(13)
Changes in risk, parameters and exposures	(50)	(66)	(83)	(110)
Exchange rate and other	(1)	(1)	0	1
Balance at end of period	268	223	268	223
Retail [member] | Residential mortgages [member] | Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	209	118	126	90
Provision for credit losses
Transfers to Stage 1	(53)	(37)	(112)	(70)
Transfers to Stage 2	15	8	39	26
Transfers to Stage 3	(12)	(13)	(36)	(29)
Maturities	(6)	(6)	(20)	(13)
Changes in risk, parameters and exposures	66	68	224	135
Exchange rate and other	2	1	0	0
Balance at end of period	221	139	221	139
Retail [member] | Residential mortgages [member] | Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	262	206	231	168
Provision for credit losses
Transfers to Stage 1	(4)	(2)	(4)	(2)
Transfers to Stage 2	0	0	(6)	(8)
Transfers to Stage 3	14	15	40	33
Changes in risk, parameters and exposures	16	24	62	67
Write-offs	(3)	(6)	(12)	(17)
Recoveries	4	4	9	9
Exchange rate and other	(11)	(4)	(42)	(13)
Balance at end of period	$ 278	$ 237	$ 278	$ 237